1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
MATTHEW BARSAMIAN matthew.barsamian@dechert.com +1 202 261 3392 Direct +1 202 261 3013 Fax

July 1, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 808 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on June 26, 2020.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3392.

Sincerely,

/s/ Matthew Barsamian

Matthew Barsamian